Related party transactions - Summary of non-executive directors remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Fees and benefits	£ 1,566	£ 1,598	£ 1,558